CONSOLIDATED BALANCE SHEET - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	CAD 850	CAD 489
Accounts receivable	1,388	1,313
Inventories	323	292
Other (Note 5)	1,353	1,019
Total Current Assets	3,914	3,113
Plant, Property and Equipment (Note 7)	44,817	41,774
Equity Investments (Note 8)	6,214	5,598
Regulatory Assets (Note 9)	1,184	1,297
Goodwill (Note 10)	4,812	4,034
Intangible and Other Assets (Note 11)	3,191	2,646
Restricted Investments	351	63
Total Assets	64,483	58,525
Current Liabilities
Notes payable (Note 12)	1,218	2,467
Accounts payable and other (Note 13)	3,021	2,892
Accrued interest	520	424
Current portion of long-term debt (Note 16)	2,547	1,797
Total Current Liabilities	7,306	7,580
Regulatory Liabilities (Note 9)	1,159	263
Other Long-Term Liabilities (Note 14)	1,260	1,052
Deferred Income Tax Liabilities (Note 15)	5,144	4,857
Long-Term Debt (Note 16)	29,037	22,960
Junior Subordinated Notes (Note 17)	2,422	1,160
Total Liabilities	46,328	37,872
EQUITY
Common shares, no par value (Note 19); Issued and outstanding: December 31, 2015 703 million shares; December 31, 2014 - 709 million shares	12,102	12,202
Preferred shares (Note 20)	2,499	2,255
Additional paid-in capital	7	370
Retained earnings	2,769	5,478
Accumulated other comprehensive loss (Note 21)	(939)	(1,235)
Controlling interests	16,438	19,070
Non-controlling interests (Note 18)	1,717	1,583
Total Equity	18,155	20,653
Total Liabilities and Equity	CAD 64,483	CAD 58,525